FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Schedule of financial instruments by category
All transactions with financial instruments are recognized for accounting purposes and classified in the following categories:

	Note	12/31/2024	12/31/2023
Assets
Amortized cost
Cash and cash equivalents	5	9,018,818	8,345,871
Marketable securities	6
Trade accounts receivable	7	9,132,860	6,848,454
Other assets (1)		628,275	737,222
		18,779,953	15,931,547
Fair value through other comprehensive income
Investments	14.1	1,138,066	23,606
		1,138,066	23,606
Fair value through profit or loss
Derivative financial instruments	4.5.1	3,887,100	4,430,454
Marketable securities	6	13,363,511	13,267,286
		17,250,611	17,697,740
		37,168,630	33,652,893
Liabilities
Amortized cost
Trade accounts payable	17	6,033,285	5,572,219
Loans, financing and debentures	18.1	101,435,531	77,172,692
Lease liabilities	19.2	6,972,915	6,243,782
Liabilities for assets acquisitions and subsidiaries	23	120,490	187,187
Dividends and interests on own capital payable		2,200,917	1,316,528
Other liabilities (1)		143,330	116,716
		116,906,468	90,609,124
Fair value through profit or loss
Derivative financial instruments	4.5.1	10,454,820	2,436,072
		10,454,820	2,436,072
		127,361,288	93,045,196
		90,192,658	59,392,303
(1)Does not include items not classified as financial instruments.

Summary of estimated fair value of loans and financing
The estimated fair values of loans and financing are set forth below:

	Yield used to discount/methodology	12/31/2024	12/31/2023
Quoted in the secondary market
In foreign currency
Bonds	Secondary Market	48,734,909	38,703,379
Estimated present value
In foreign currency
Export credits (“Prepayment”)	SOFR	22,740,891	17,783,760
Assets Financing	SOFR	422,115	278,107
ECA - Export Credit Agency	SOFR	864,202
IFC - International Finance Corporation	SOFR	6,261,715	3,198,761
Panda Bonds - CNH	Fixed	951,125
In local currency
BNDES – TJLP	DI 1	171,109	215,458
BNDES – TLP	DI 1	3,275,012	2,712,762
BNDES – Fixed	DI 1		3,903
BNDES – TR	DI 1	33,466
BNDES – Selic (“Special Settlement and Custody System”)	DI 1	645,139	686,798
BNDES – UMBNDES	DI 2	106,966
Assets Financing	DI 1	60,566	75,622
Debentures	DI 1/IPCA	12,002,992	8,881,277
NCE (“Export Credit Notes”)	DI 1	108,308	110,396
NCR (“Rural Credit Notes”)	DI 1	2,424,457	2,228,806
Export credits (“Prepayment”)	DI 1		824,035
		98,802,972	75,703,064

Schedule of contractual maturities of financial liabilities

						12/31/2024
	Book value	Undiscounted cash flow	Up to 1 year	1 - 2 years	2 - 5 years	More than 5 years
Liabilities
Trade accounts payables	6,033,285	6,033,285	6,033,285
Loans, financing and debentures	101,435,531	142,028,543	13,599,011	14,235,170	50,858,667	63,335,695
Lease liabilities	6,972,915	12,099,294	1,302,590	1,176,832	3,094,493	6,525,379
Liabilities for asset acquisitions and subsidiaries	120,490	146,082	23,425	22,400	100,257
Derivative financial instruments	10,454,820	13,878,150	1,676,180	957,540	1,489,357	9,755,073
Dividends and interests on own capital payable	2,200,917	2,200,917	2,200,917
Other liabilities	143,330	143,330	60,892	82,438
	127,361,288	176,529,601	24,896,300	16,474,380	55,542,774	79,616,147

						12/31/2023
	Book value	Undiscounted cash flow	Up to 1 year	1 - 2 years	2 - 5 years	More than 5 years
Liabilities
Trade accounts payables	5,572,219	5,572,219	5,572,219
Loans, financing and debentures	77,172,692	105,526,852	7,648,237	12,983,542	31,355,362	53,539,711
Lease liabilities	6,243,782	11,021,519	1,172,568	1,045,795	2,743,793	6,059,363
Liabilities for asset acquisitions and subsidiaries	187,187	215,891	94,948	18,314	87,520	15,109
Derivative financial instruments	2,436,072	2,801,258	66,433	1,278,953	1,191,014	264,858
Dividends and interests on own capital payable	1,316,528	1,316,528	1,316,528
Other liabilities	116,716	116,716	58,955	57,761
	93,045,196	126,570,983	15,929,888	15,384,365	35,377,689	59,879,041

Analysis of credit exposures using internal credit grading system
The risk classification of trade accounts receivable is set forth below:

	Consolidated
	12/31/2024	12/31/2023
Low (1)	8,899,516	6,549,975
Average (2)	174,048	156,883
High (3)	89,596	173,558
	9,163,160	6,880,416
1) Current and overdue up to 30 days.
2) Overdue between 30 and 90 days.
3) Overdue more than 90 days.

Schedule of the book value of financial assets representing the exposure to credit risk
The book value of financial assets representing exposure to credit risk is set forth below:

	Consolidated
	12/31/2024	12/31/2023
Cash and cash equivalents	9,018,818	8,345,871
Marketable securities	13,363,511	13,267,286
Derivative financial instruments (1)	3,887,100	4,199,982
	26,269,429	25,813,139
1) Does not include the derivative embedded in a forest partnership agreement for the supply of standing wood, which is not a transaction with a financial institution.

Analysis Of Credit Exposures Using External Credit Grading System Explanatory
The counterparties, mainly financial institutions, with whom the transactions are performed classified under cash and cash equivalents, marketable securities and derivatives financial instruments, are rated by the main ratings agencies. The risk ratings are set forth below:

	Cash and cash equivalents and marketable securities		Derivative financial instruments
	12/31/2024	12/31/2023	12/31/2024	12/31/2023
Risk rating (1)
AAA			232,908	878,241
AA-			286,906	1,007,537
A+			148,029	136,864
A				55,547
brAAA	20,830,651	20,856,072	2,747,948	1,682,513
brAA+	658,880	511,589		439,280
brAA	755	6,565
brAA-	19	2,169
brA	31,504
brBBB-	3	3
brBB	710	1,132
brBB-	750,359	385	156,450
Others	109,448	235,242	314,859
	22,382,329	21,613,157	3,887,100	4,199,982
1) We use the Brazilian Risk Ratings issued by the agencies Fitch Ratings, Standard & Poor’s and Moody’s.

Schedule of net exposure of assets and liabilities in foreign currency
The assets and liabilities that are exposed to foreign currency, substantially in US$, are set forth below:

	12/31/2024	12/31/2023
Assets
Cash and cash equivalents	6,496,039	6,432,557
Marketable securities	70,255	7,378,277
Trade accounts receivable	7,090,160	5,049,609
Derivative financial instruments	3,887,100	3,070,594
	17,543,554	21,931,037
Liabilities
Trade accounts payable	(1,350,763)	(1,625,011)
Loans and financing	(83,004,915)	(61,304,673)
Liabilities for asset acquisitions and subsidiaries	(93,308)	(127,598)
Derivative financial instruments	(10,448,379)	(1,867,882)
	(94,897,365)	(64,925,164)
	(77,353,811)	(42,994,127)

Summary of sensitivity analysis
The following table set forth the potential impacts at their absolute amounts:

	12/31/2024
	Effect on profit or loss
	Probable (base value)	Possible (25%)	Remote (50%)
Cash and cash equivalents	6,496,039	1,624,010	3,248,020
Marketable securities	70,255	17,564	35,128
Trade accounts receivable	7,090,160	1,772,540	3,545,080
Trade accounts payable	(1,350,763)	(337,691)	(675,382)
Loans and financing	(83,004,915)	(20,751,229)	(41,502,458)
Liabilities for asset acquisitions and subsidiaries	(93,308)	(23,327)	(46,654)
The following table set out the possible impacts assuming these scenarios:

	12/31/2024
	Effect on profit or loss
	Probable (base value)	Possible 25%	Remote 50%
Dollar/Real
Derivative financial instruments
Derivative options	(4,328,970)	(9,226,995)	(19,121,860)
Derivative swaps	(1,843,087)	(2,604,422)	(4,992,835)
Derivative Non-Deliverable Forward (‘NDF’) Contracts	(331,876)	(896,742)	(1,788,477)
Embedded derivatives	(80,759)	(183,663)	(367,326)
Commodity Derivatives	16,973	4,236	8,478

The following table set forth the possible impacts assuming these scenarios in absolute amounts:

	12/31/2024
	Effect on profit or loss
	Probable	Possible (25%)	Remote (50%)
CDI/SELIC
Cash and cash equivalents	2,422,308	73,578	147,155
Marketable securities	13,293,256	403,783	807,565
Loans and financing	9,290,595	282,202	564,404
TJLP/TLP
Loans and financing	202,961	3,770	7,540
SOFR
Loans and financing	28,534,005	320,294	640,588
The following table sets out the possible impacts of these assumed scenarios:

	12/31/2024
	Effect on profit or loss
	Probable	Probable 25%	Remote 50%
CDI
Derivative financial instruments
Liabilities
Derivative options	(4,328,970)	(943,363)	(1,868,091)
Derivative swaps	(1,843,087)	(91,012)	(178,459)
SOFR
Derivative financial instruments
Liabilities
Derivative swaps	(1,843,087)	(136,036)	(261,559)
The following table sets out the possible impacts, assuming these scenarios in absolute amounts:

	12/31/2024
	Effect on profit or loss
	Probable (base value)	Possible (25%)	Remote (50%)

Embedded derivative in a commitment to purchase standing wood, originating from a forest partnership agreement	(80,759)	(32,607)	(66,859)

Summary of yield curves used to calculate fair value of derivative financial instruments
The yield curves used to calculate the fair value as of December 31, 2024 are as set forth below:

Interest rate curves
Term	Brazil (1)	United States of America (2)	US Dollar coupon (1)
1M	12.15% p.a	4.33% p.a	8.46% p.a
6M	14.19% p.a	4.25% p.a	6.37% p.a
1Y	15.41% p.a	4.17% pa.	6.41% p.a
2Y	15.94% p.a	4.16% p.a	6.29% p.a
3Y	15.89% p.a	4.21% pa.	6.22% p.a
5Y	15.60% p.a	4.36% p.a	6.41% p.a
10Y	14.96% p.a	4.88% p.a	7.31% p.a

1) Source: B3
2) Source: Bloomberg

Schedule of derivatives by type of contract
The positions of outstanding derivatives are set forth below:

	Notional value, net in U.S.$		Fair value in R$
	12/31/2024	12/31/2023	12/31/2024	12/31/2023
Instruments as part of cash flow protection strategy
Cash flow hedge
Zero Cost Collar	6,852,200	4,500,200	(4,328,970)	1,968,337
NDF (R$ x US$)	581,000	505,000	(331,876)	162,776
NDF (€ x US$)		262,088		100,362

Debt hedges
Swap SOFR to Fixed (US$)	1,973,705	2,555,626	394,129	741,492
Swap IPCA to CDI (notional in Brazilian Reais)	8,128,395	4,274,397	(825,899)	47,645
Swap CNH to Fixed (US$)	165,815		(6,440)
Swap CDI x Fixed (US$)	909,612	1,025,000	(776,261)	(1,081,964)
Pre-fixed Swap R$ to US$ (US$)		200,000		(203,045)
Swap CDI x SOFR (US$)	610,171	125,000	(590,764)	25,774
Swap SOFR to SOFR (US$)	150,961	150,961	(37,850)	(16,615)

Commodity Hedge
Swap US$ e US-CPI (1)	138,439	131,510	(80,759)	230,471
Zero Cost Collar (Brent)	163,941	163,100	6,097	(3,148)
Swap VLSFO/Brent	39,706	142,794	10,873	22,297
			(6,567,720)	1,994,382

Current assets			1,006,427	2,676,526
Non-current assets			2,880,673	1,753,928
Current liabilities			(2,760,273)	(578,763)
Non-current liabilities			(7,694,547)	(1,857,309)
			(6,567,720)	1,994,382
(1)The embedded derivative refers to a swap contract for the sale of price variations in US$ and US-CPI within the term of a forest partnership with a standing wood supply contract.

Schedule of fair value by maturity

	12/31/2024	12/31/2023
2025	(1,753,846)	2,097,763
2026	(1,699,768)	233,072
2027	(36,905)	(574,871)
2028 onwards	(3,077,201)	238,418
	(6,567,720)	1,994,382

Schedule of long and short positions of outstanding derivatives
The outstanding derivatives positions are set forth below:

		Notional value		Fair value in R$
	Currency	12/31/2024	12/31/2023	12/31/2024	12/31/2023
Debt hedges
Assets
Swap CDI to Fixed	US$	4,748,394	3,898,011	1,482,759	223,776
Swap Pre-Fixed to US$	US$		738,800
Swap SOFR to Fixed	US$	1,973,705	2,555,626	424,824	1,104,984
Swap IPCA to CDI	R$	8,382,699	4,320,471	927,586	161,542
Swap CDI to SOFR	US$	3,117,625	644,850	754,173	32,560
Swap CNH to Fixed	CNH	1,200,000
Swap SOFR to SOFR	US$	150,961	150,961	4,949	6,681
				3,594,291	1,529,543
Liabilities
Swap CDI to Fixed	US$	909,612	1,025,000	(2,259,020)	(1,305,740)
Swap Pre-Fixed to US$	US$		200,000		(203,045)
Swap SOFR to Fixed	US$	1,973,705	2,555,626	(30,695)	(363,492)
Swap IPCA to CDI	R$	8,128,395	4,274,397	(1,753,485)	(113,897)
Swap CDI to SOFR	US$	610,171	125,000	(1,344,937)	(6,786)
Swap CNH to Fixed	CNH	165,815		(6,440)
Swap SOFR to SOFR	US$	150,961	150,961	(42,799)	(23,296)
				(5,437,376)	(2,016,256)
				(1,843,085)	(486,713)
Cash flow hedge
Zero Cost Collar (US$ x R$)	US$	6,852,200	4,500,200	(4,328,970)	1,968,337
NDF (R$ x US$)	US$	581,000	505,000	(331,876)	162,776
NDF (€ x US$)	US$		262,088		100,362
				(4,660,846)	2,231,475
Commodity hedge
Swap US-CPI (standing wood) (1)	US$	138,439	131,510	(80,759)	230,471
Zero Cost Collar (Brent)	US$	163,941	163,100	6,097	(3,148)
Swap VLSFO/Brent	US$	39,706	142,794	10,873	22,297
				(63,789)	249,620
				(6,567,720)	1,994,382
(1)The embedded derivative refers to the swap contracts for selling price variations in US$ and the US-CPI in forest partnership with a standing wood supply contract.

Schedule of fair value settled derivatives
The settled derivatives positions are set forth below:

	12/31/2024	12/31/2023
Cash flow hedge
Zero Cost Collar (R$ x US$)	645,759	2,987,953
NDF (R$ x US$)	(68,695)	155,458
NDF (€ x US$)	73,781	84,332
	650,845	3,227,743

Commodity Hedge	89,327	80,516
Swap VLSFO/other	89,327	80,516

Debt hedges
Swap CDI to Fixed (US$)	(1,635,058)	(438,417)
Swap IPCA to CDI (Brazilian Reais)	(59,243)	256,683
Swap IPCA to Fixed (US$)		21,139
Swap Pre-Fixed to US$	(221,462)	(104,827)
Swap SOFR to SOFR	2,199
Swap CDI to SOFR (US$)	19,074	7,729
Swap SOFR to Fixed (US$)	603,737	508,720
	(1,290,753)	251,027
	(550,581)	3,559,286

Disclosure of Fair Value Hierarchy
For the year ended December 31, 2024, there were no changes between the levels of hierarchy and no transfers between levels 1, 2 and 3.

				12/31/2024
	Level 1	Level 2	Level 3	Total
Assets
At fair value through profit or loss
Derivative financial instruments		3,887,100		3,887,100
Marketable securities	1,203,776	12,159,735		13,363,511
	1,203,776	16,046,835		17,250,611
At fair value through other comprehensive income
Other investments (note 14.1)			1,138,066	1,138,066
			1,138,066	1,138,066

Biological assets			22,283,001	22,283,001
			22,283,001	22,283,001
Total assets	1,203,776	16,046,835	23,421,067	40,671,678

Liabilities
At fair value through profit or loss
Derivative financial instruments		10,454,820		10,454,820
		10,454,820		10,454,820
		10,454,820		10,454,820

			12/31/2023
	Level 2	Level 3	Total
Assets
At fair value through profit or loss
Derivative financial instruments	4,430,454		4,430,454
Marketable securities	13,267,286		13,267,286
	17,697,740		17,697,740

At fair value through other comprehensive income
Other investments - (note 14.1)		23,606	23,606
		23,606	23,606

Biological assets		18,278,582	18,278,582
		18,278,582	18,278,582
Total assets	17,697,740	18,302,188	35,999,928

Liabilities
At fair value through profit or loss
Derivative financial instruments	2,436,072		2,436,072
	2,436,072		2,436,072
Total liabilities	2,436,072		2,436,072